SCHEDULE OF EXPLORATION AND HOLDING EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		$ 1,116	$ 1,073
Platosa Property (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		231	369	[1]
Holding costs		51	49
Evolucion (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		40	90
Holding costs		85	72
Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		478	204
Holding costs	[2]
Kilgore (USA) [Member]
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		231	289
Holding costs

[1]	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 4).
[2]	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.